Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of lease obligations
	Classification on Balance Sheet	2021	2020
Assets
Operating lease assets	Operating lease right of use assets	$-	$55,079
Total lease assets		$-	$55,079

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$-	$55,079
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	-	55,079
Total lease liability		$-	$55,079

Schedule of lease obligations
Years Ending December 31, 2021
Total payments	$-
Amount representing interest	-
Lease obligation, net	-
Less lease obligation, current portion	-
Lease obligation, long-term portion	-
$-